Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,815	$ 6,697
Reasonably possible change in risk variable, percent	1.00%
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,815	6,678
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ (8)	25
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	5,815	6,678
Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		18
Debt denominated in US dollars | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,429	3,859
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,386	2,819
Guatemala | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	496	640
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	554	694
Colombia | Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		18
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	153	246
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	233	158
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	71	174
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	734	759
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	33	38
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 113	$ 110